DIAX
Nuveen Dow 30SM Dynamic Overwrite Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Shares	Description , (1)	Value
	LONG-TERM INVESTMENTS – 100.1%
	COMMON STOCKS – 100.0%
	Aerospace & Defense – 4.3%
123,217	Boeing Co, (2), (3)	$27,100,347
	Banks – 3.2%
123,217	JPMorgan Chase & Co	20,169,391
	Beverages – 1.0%
123,217	Coca-Cola Co, (3)	6,465,196
	Biotechnology – 4.1%
123,217	Amgen Inc, (3)	26,202,095
	Capital Markets – 7.4%
123,217	Goldman Sachs Group Inc	46,579,723
	Chemicals – 1.1%
123,217	Dow Inc, (3)	7,092,371
	Communications Equipment – 1.1%
123,217	Cisco Systems Inc, (3)	6,706,701
	Consumer Finance – 3.3%
123,217	American Express Co, (3)	20,642,544
	Diversified Telecommunication Services – 1.0%
123,217	Verizon Communications Inc	6,654,950
	Entertainment – 3.3%
123,217	Walt Disney Co, (2), (3)	20,844,620
	Food & Staples Retailing – 3.6%
123,217	Walgreens Boots Alliance Inc	5,797,360
123,217	Walmart Inc	17,173,985
	Total Food & Staples Retailing	22,971,345
	Health Care Providers & Services – 7.6%
123,217	UnitedHealth Group Inc	48,145,811
	Hotels, Restaurants & Leisure – 4.7%
123,217	McDonald's Corp, (3)	29,708,851

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Shares	Description , (1)	Value
	Household Products – 2.7%
123,217	Procter & Gamble Co	$17,225,737
	Industrial Conglomerates – 7.5%
123,217	3M Co, (3)	21,614,726
123,217	Honeywell International Inc	26,156,505
	Total Industrial Conglomerates	47,771,231
	Insurance – 3.0%
123,217	Travelers Cos Inc	18,730,216
	IT Services – 7.0%
123,217	International Business Machines Corp, (3)	17,118,538
123,217	Visa Inc, Class A	27,446,587
	Total IT Services	44,565,125
	Machinery – 3.7%
123,217	Caterpillar Inc, (3)	23,653,967
	Oil, Gas & Consumable Fuels – 2.0%
123,217	Chevron Corp, (3)	12,500,365
	Pharmaceuticals – 4.6%
123,217	Johnson & Johnson, (3)	19,899,545
123,217	Merck & Co Inc	9,254,829
	Total Pharmaceuticals	29,154,374
	Semiconductors & Semiconductor Equipment – 1.0%
123,217	Intel Corp	6,565,002
	Software – 10.8%
123,217	Microsoft Corp, (3)	34,737,336
123,217	salesforce.com Inc, (2)	33,418,915
	Total Software	68,156,251
	Specialty Retail – 6.4%
123,217	Home Depot Inc	40,447,212
	Technology Hardware, Storage & Peripherals – 2.8%
123,217	Apple Inc, (3)	17,435,205
	Textiles, Apparel & Luxury Goods – 2.8%
123,217	NIKE Inc, Class B	17,894,805
	Total Common Stocks (cost $259,258,377)	633,383,435

Shares	Description	Value
	EXCHANGE-TRADED FUNDS – 0.1%
2,000	Vanguard Total Stock Market ETF	$444,120
	Total Exchange-Traded Funds (cost $408,868)	444,120
	Total Long-Term Investments (cost $259,667,245)	633,827,555

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$661	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/21, repurchase price $661,429, collateralized by $644,000, U.S. Treasury Bond, 2.250%, due 5/15/41, value $674,691	0.000%	10/01/21	$661,429
	Total Short-Term Investments (cost $661,429)			661,429
	Total Investments (cost $260,328,674) – 100.2%			634,488,984
	Other Assets Less Liabilities – (0.2)% (4)			(1,121,513)
	Net Assets Applicable to Common Shares – 100%			$633,367,471

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2021
(Unaudited)
Investments in Derivatives
Options Purchased
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
Cboe Volatility Index	Put	300	$510,000	$17	10/20/21	$3,750
NIKE Inc	Call	100	1,700,000	170	11/19/21	2,850
S&P 500® Index	Call	(45)	(20,700,000)	4,600	10/15/21	(2,250)
Total Options Purchased (premiums paid $46,341)		355	$(18,490,000)			$4,350

Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Put	(65)	$(26,650,000)	$4,100	10/15/21	$(134,225)
S&P 500® Index	Call	(590)	(262,255,000)	4,445	10/15/21	(548,700)
S&P 500® Index	Call	45	20,700,000	4,600	10/15/21	2,250
Total Options Written (premiums received $4,021,663)		(610)	$(268,205,000)			$(680,675)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$633,383,435	$ —	$ —	$633,383,435
Exchange-Traded Funds	444,120	—	—	444,120
Short-Term Investments:
Repurchase Agreements	—	661,429	—	661,429
Investments in Derivatives:
Options Purchased	4,350	—	—	4,350
Options Written	(680,675)	—	—	(680,675)
Total	$633,151,230	$661,429	$ —	$633,812,659

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
ETF	Exchange-Traded Fund
S&P	Standard & Poor's